INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 2,240,166	$ 921,993
Deferred tax assets valuation allowance remaining	$ 2,240,166	$ 921,993